Offerings - Offering: 1	Jul. 21, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 376,768,578.28
Amount of Registration Fee	$ 52,031.74
Offering Note	Aggregate number of securities to which transaction applies: As of July 17, 2026, the maximum number of shares of common stock, par value $0.001 per share, of Simulations Plus, Inc. (“Company Common Stock”) to which this transaction applies is estimated to be 21,017,870 which consists of: 20,224,838 shares of Company Common Stock issued and outstanding as of July 17, 2026; and 793,032 shares of Company Common Stock underlying Company Options outstanding as of July 17, 2026 with an exercise price per share that is less than $18.50. Per unit price or other underlying value of transaction computed pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of July 17, 2026, the underlying value of the transaction was calculated as the sum of: the product of 20,224,838 shares issued and outstanding of Company Common Stock and $18.50 (the “Merger Consideration”); andthe product of 793,032 shares of Company Common Stock underlying outstanding Company Options with an exercise price per share that is less than $18.50 and $3.29 (which is the difference between the Merger Consideration and the weighted average exercise price of such in-the-money Company Options of $15.21 per share). In accordance with Section 14(g) and Rule 0-11 of the Exchange Act, the filing fee was determined by multiplying the sum calculated in note (2) above by 0.00013810.